Pension And Postretirement Benefits (Schedule of Change In Fair Value Of Pension Assets) (Details) - Pension Plan, Defined Benefit [Member] - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,364	$ 2,275
Defined Benefit Plan, Actual Return on Plan Assets	143	276
Defined Benefit Plan, Contributions by Employer	5	46
Defined Benefit Plan, Benefits Paid, from Plan Assets	(141)	(179)
Defined Benefit Plan, Settlements, Plan Assets	0	(43)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	(55)	(11)
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,316	$ 2,364